PROVISIONS (Schedule of Provisions) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Current		₪ 43 [1]	₪ 64
Group's share in PHI's provisions [Member]
Disclosure of other provisions [line items]
Balance		14
Share in PHI's accounts included as of January 1, 2019		(14)
Balance
Non-current			14
Dismantling and restoring sites obligation [Member]
Disclosure of other provisions [line items]
Balance		13
Share in PHI's accounts included as of January 1, 2019		14
Additions during the year	[2]
Finance costs	[2]
Reductions during the year		(4)
Balance		23
Non-current		23	13
Legal claims [Member]
Disclosure of other provisions [line items]
Balance		62
Additions during the year		3
Reductions during the year		(23)
Balance		42
Current		42	62
Equipment warranty [Member]
Disclosure of other provisions [line items]
Balance		2
Additions during the year		3
Reductions during the year		(4)
Balance		1
Current		₪ 1	₪ 2

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	Representing an amount of less than NIS 1 million.